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                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                             Washington D.C. 20549

                                   Form 13F

                              Form 13F Cover Page

Report for Calendar Quarter Ended: June 30, 2009
                                   -------------

Check here if amendment [ ] Amendment Number [ ]
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this report:

Name:    State Street Global Advisors LTD
         --------------------------------
Address: 20 Churchill Place
         ------------------
         London, E14 5HJ, UK
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Form 13F File Number: 28-11326
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of the reporting manager:

Name:      Cuan Coulter
           ------------
Title      Senior Vice President
           ---------------------
Telephone: 617-664-0210
           ------------

Signature, Place, and Date of Signing:

     /s/ CUAN COULTER       Boston, Massachusetts         August 6, 2009
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]


Report Type (Check only one):

[ ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(if there are no entries in this list, omit this section.)

28-00399     State Street Corporation